Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Initial public offering (in Dollars)		$ 176,759	$ 176,759
Dividend yield		0.00%	0.00%
Volatility		13.50%
Term (in years)		5 years
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Risk-free rate		0.82%
Amount of fair value (in Dollars)		$ 29,459	$ 170,867
Volatility		2.10%	11.80%
Risk free rate		4.25%	1.19%
Fair value of warrant liability (in Dollars)	$ 32,406	$ 141,408	$ 5,892
Term year		3 years
Long-Term Debt, Fair Value (in Dollars)			$ 170,867
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Term (in years)			4 years 6 months
Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price (in Dollars per share)			$ 11.5
Black-Scholes Pricing Model [Member]
Fair Value Measurements (Details) [Line Items]
Dividend yield		0.00%	0.00%
Volatility		13.50%	13.50%
Term (in years)		5 years
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Risk-free rate		0.81%	0.81%
Black-Scholes Pricing Model [Member] | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Term (in years)			5 years